Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.6%)
The Walt Disney Co.	299,436	28,803

Total		28,803

Consumer Discretionary (9.5%)
Genuine Parts Co.	229,934	32,117
Lowe’s Companies, Inc.	139,600	37,811
NIKE, Inc. - Class B	417,159	36,877

Total		106,805

Consumer Staples (7.5%)
Conagra Brands, Inc.	989,433	32,176
Dollar Tree, Inc. *	290,300	20,414
The Hershey Co.	166,368	31,906

Total		84,496

Energy (5.7%)
Chevron Corp.	217,100	31,972
Exxon Mobil Corp.	267,300	31,333

Total		63,305

Financials (15.6%)
The Allstate Corp.	175,105	33,209
Fidelity National Information Services, Inc.	410,227	34,357
The Travelers Cos., Inc.	151,449	35,457

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Truist Financial Corp.	841,400	35,987
U.S. Bancorp	780,700	35,701

Total		174,711

Health Care (16.9%)
Baxter International, Inc.	793,200	30,118
Cigna Group	91,703	31,770
CVS Health Corp.	444,100	27,925
Hologic, Inc. *	423,488	34,497
Johnson & Johnson	198,000	32,088
Merck & Co., Inc.	286,400	32,523

Total		188,921

Industrials (12.9%)
Amentum Holdings, Inc. *	223,730	7,215
Dover Corp.	179,042	34,330
Honeywell International, Inc.	171,060	35,360
Jacobs Solutions, Inc.	223,730	29,286
Northrop Grumman Corp.	73,600	38,866

Total		145,057

Information Technology (18.2%)
Cisco Systems, Inc.	602,900	32,086
Cognizant Technology Solutions Corp.	434,718	33,552
Electronic Arts, Inc.	223,301	32,030

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Motorola Solutions, Inc.	82,000	36,870
Oracle Corp.	220,400	37,556
Teledyne Technologies, Inc. *	72,818	31,870

Total		203,964

Materials (3.5%)
DuPont de Nemours, Inc.	436,184	38,868

Total		38,868

Real Estate (3.0%)
Equity Residential	446,995	33,283

Total		33,283

Utilities (3.4%)
Duke Energy Corp.	328,300	37,853

Total		37,853

Total Common Stocks (Cost: $925,433)		1,106,066

Total Investments (98.8%) (Cost: $925,433)@		1,106,066

Other Assets, Less Liabilities (1.2%)		13,930

Net Assets (100.0%)		1,119,996

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $925,433 and the net unrealized appreciation of investments based on that cost was $180,633 which is comprised of $219,403 aggregate gross unrealized appreciation and $38,770 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,106,066	$—	$—

Total Assets:	$1,106,066	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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